LONG-TERM LOANS (Schedule of Loans) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
LONG-TERM LOANS [Abstract]
Loans from banks	$ 484	$ 666
Loans from Shareholders		172
Total long-term debt	$ 484	$ 838